Property, plant and equipment and investment property	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Property, plant and equipment and investment property
10. Property, plant and equipment and investment property

			Owned assets

All figures in £ millions	Investment property	Right-of- use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Cost

At 1 January 2024	214	342	165	237	9	967

Exchange differences	–	2	1	1	1	5

Additions	7	39	–	4	27	77

Disposals and retirements	–	(33)	(22)	(84)	–	(139)

Reclassifications and transfers	–	–	7	21	(28)	–

At 31 December 2024	221	350	151	179	9	910

Exchange differences	–	(19)	(9)	(10)	–	(38)

Additions	11	41	–	4	26	82

Disposals and retirements	–	(38)	–	(12)	–	(50)

Reclassifications and transfers	–	–	7	18	(25)	–

At 31 December 2025	232	334	149	179	10	904

					Owned assets

All figures in £ millions	Investment property	Right-of- use assets	Land and buildings	Plant and equipment	Assets in the course of construction	Total

Depreciation and impairment

At 1 January 2024	(135)	(234)	(125)	(177)	–	(671)

Exchange differences	–	(2)	(2)	(2)	–	(6)

Charge for the year	(8)	(35)	(8)	(25)	–	(76)

Disposals and retirements	–	32	22	83	–	137

Reclassifications and transfers	–	–	–	–	–	–

Reversal of impairment/ ( impairment)	(1)	–	–	–	–	(1)

At 31 December 2024	(144)	(239)	(113)	(121)	–	(617)

Exchange differences	–	12	7	8	–	27

Charge for the year	(8)	(34)	(9)	(23)	–	(74)

Disposals and retirements	–	32	–	12	–	44

Reclassifications and transfers	–	–	–	–	–	–

Reversal of impairment/(impairment)	11	6	–	–	–	17

At 31 December 2025	(141)	(223)	(115)	(124)	–	(603)

Carrying amounts

At 1 January 2024	79	108	40	60	9	296

At 31 December 2024	77	111	38	58	9	293

At 31 December 2025	91	111	34	55	10	301
Property, plant and equipment (including investment property) assets are assessed for impairment triggers annually or when triggering events occur. In 2025, there were impairment reversals of £20m (2024
: £
1m
 charge) in respect of property assets, comprising £17m in respect of right-of-use assets
, and £3m in relation to
owned

assets that were classified as held for sale, which had a carrying value of £nil at 1 January 2025 but were sold for £3m during the year
(see note 32).
Depreciation expense of
£
39
m (2024: £
42
m; 2023: £
40
m) has been included in the income statement in cost of goods sold and £
35
m (2024: £
34
m; 2023: £
39
m) in operating expenses.
The impairment reversal
 of £
20
m (2024: £
1
m

charge
; 2023: £
2
m

charge
) has been included within operating expenses within the income statement.
The recoverability of certain of the Group’s
right-of-use
assets is based on the Group’s ability to sublease vacant space. This involves the use of assumptions related to future subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. Should the future sublease outcomes be more or less favourable than the assumptions used by management, this could result in additional impairment charges or reversals of impairment charges.
In 2025
, total additions to
right-of-use-assets
are £
51
m (2024: £
46
m) including £
10
m (2024: £
7
m) in respect of investment property.
Investment property
Buildings, or portions of buildings, that are no longer occupied by the Group and are held for operating lease rental are classified as investment property. Investment property includes both right-of-use
assets and owned assets. The Group recognised rental income of £
10
m (2024: £
9
m; 2023: £
6
m) in relation to properties classified as investment property. Investment property is measured using the cost model. As a result of the sublet agreements being entered into rece ntly, as well as historical impairments, the fair value of investment property is deemed to be equal to the carrying value. The fair value of investment property has been determined using a discounted cash flow model. The valuation model is internally generated but uses inputs from external, independent property valuers, having appropriate recognised professional qualifications and recent experience in the location and category of the property being valued. The valuations require the application of judgement and involve the use of known inputs for existing contracted subleases as well as assumptions related to future potential subleases including the achievable rent, lease start dates, lease incentives such as rent free periods and the discount rate applied. The fair value measurement of investment properties has been classified as level 3 within the fair value hierarchy based on the inputs and valuation technique used. Should the future sublease outcomes be more or less favourable than the assumptions used by management, this could result in additional impairment charges or reversals of impairment charges.